Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Management of covenants (Details)
€ in Millions, د.م. in Millions, £ in Millions, SFr in Billions
	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 MAD (د.م.)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount			£ 3,839	€ 180
Medi Telecom [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		د.م. 4,320		385
Orange Cote d'Ivoire [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount				273
Orange Cote d'Ivoire [member] | Switzerland, Francs
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount | SFr	SFr 113
Orange Cote d'Ivoire [member] | Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount				€ 101
Credit facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount					€ 6,000